Supplement to the
Materials Portfolio
Initial Class
April 30, 2017
As Revised July 28, 2017
Summary Prospectus

Effective December 18, 2017, the redemption fee(s) has been removed.

Tobias Welo no longer serves as portfolio manager of VIP Materials Portfolio.

The following information replaces similar information for VIP Materials Portfolio found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Richard Malnight (portfolio manager) has managed the fund since November 2017.

VMP-INI-SUM-17-01 1.9886543.100	November 17, 2017

Supplement to the
Materials Portfolio
Investor Class
April 30, 2017
As Revised July 28, 2017
Summary Prospectus

Effective December 18, 2017, the redemption fee(s) has been removed.

The following information replaces similar information for VIP Materials Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Richard Malnight (portfolio manager) has managed the fund since November 2017.

VMP-INV-SUM-17-01 1.9886524.100	November 17, 2017